Revenue (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Revenue from Contracts with Customers

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Revenue from contracts with customers	23,011,381	27,400,035	23,517,064

Summary of Contract Assets

The Group has recognized the following contract assets in relation to revenue from contracts with customers:

	January 1, 2021	December 31, 2021	December 31, 2022
	NT$000	NT$000	NT$000
Contract assets	389,016	400,255	381,358